Postretirement Plans	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Postretirement Plans
Postretirement Plans

Defined Contribution Plans

The Company sponsors a defined contribution plan for specific employees, which consists of a 401(k) plan and a profit sharing feature that covers substantially all employees and complies with Section 401 of the Internal Revenue Code. Participants may make voluntary contributions to the plan up to the maximum amount allowable by law. The Company will match eligible employee contributions to the plan in accordance with the plan document. The Company’s contribution expense for the years ended December 31, 2015, 2016 and 2017 were $14.2 million, $21.9 million and $22.7 million, respectively. The Company’s contribution expense for the three months ended March 31, 2017 and March 30, 2018 were $6.0 million and $6.2 million, respectively. The Company’s profit sharing contribution expense for the years ended December 31, 2015, 2016 and 2017 were $1.1 million, $1.1 million and $0.9 million, respectively. The Company’s profit sharing contribution expense for the three months ended March 31, 2017 and March 30, 2018 were $0.2 million and $0.2 million, respectively.

The increase in 401(k) contributions was due to the increase in Vencore’s match as a result of changes made to the Vencore’s benefit plans in 2016. Vencore used $0.4 million from the plan forfeiture account to fund its contribution for the year ended December 31, 2016. For the year ended December 31, 2017 and three months ended March 30, 2018, Vencore did not use any forfeitures to fund its contributions.

Defined Benefit Pension Plans and Retiree Medical and Life Insurance Plans

The Company maintains and administers a defined benefit pension plan and provides certain health care benefits to eligible retirees under the retiree health and welfare plan. We will make contributions to a trust constituting a Voluntary Employees’ Beneficiary Association (“VEBA”) established to pay future benefits to eligible retirees and dependents. The Company also sponsors a nonqualified defined benefit pension plan to provide for benefits in excess of qualified plan limits. We use December 31 as the measurement date. Benefit obligations as of the end of each year reflect assumptions in effect as of those dates.

Amendments to Postretirement Plans

With the adoption of the Pension Preservation Plus (“PPP”), Vencore also amended its defined benefit plan effective May 1, 2014 as part of the PPP. Participants began accruing retirement benefits according to a new account‑based formula linked to pensionable income, age and years of service. The retirement benefits included both a pension plan account managed by the Company and a 401(k) plan with accounts managed by employees. All current legacy SI employees, as well as new hires, began to participate in the PPP effective May 1, 2014. Employees of the Company’s legacy ACS and legacy QNA SSG subsidiaries maintained their benefits under the previous retirement plans. In 2016, 2017 and 2018, Vencore paid $0.2 million, $0.6 million, and $0.5 million, respectively, for interest accrued on the PPP balance in the prior years.

Effective January 1, 2016, Vencore announced further changes to its pension and defined contribution plans. Vencore decided to commit to defined contribution plans as its primary retirement vehicle and increased the Company match contributions from 3% in 2015 to 5% in 2016. In addition, the Vencore, Inc., Vencore Services and Solutions and Vencore Labs defined contribution plans were merged during 2016. Also, the retirement plan benefits as part of the PPP were reduced to $100 per participant per year starting in 2016, and no new hires as of 2016 were to be eligible for the PPP. As a result, the defined benefit plan service cost was $0.1 million during the year ended December 31, 2016 and 2017. Keypoint’s 401(k) plan still remained at 3%.

On June 30, 2016, Vencore received a liquidation notice from Blackrock Financial Management (“BFM”), an investment manager of certain of the Company’s postretirement benefit plan assets. BFM liquidated the BlackRock Appreciation Fund IV (the “fund”) in 2017 and Vencore received $4.5 million distributions to the Qualified Defined Benefit Pension Plan with $0.4 million remaining balance to be received in 2018. This investment was designated a level 3 investment in our pension plan assets and had $4.8 million value as of December 31, 2016. In light of the fund’s liquidation, no subscriptions for participating shares in the fund will be accepted and redemptions of participating shares in the fund will be suspended.
Benefit Obligations and Funded Status

The following provides a reconciliation of the funded status of our defined benefit plans and other postretirement medical plan (in thousands):

	Qualified Defined Benefit Pension Plan		Retiree Medical Plan		Nonqualified Defined Benefit Pension Plan
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2017	2016	2017	2016	2017
Change in benefit obligation
Benefit obligation at the beginning of the year	$469,769	$466,783	$15,432	$12,487	$9,981	$8,247
Service cost	115	102	160	139	—	—
Interest cost	18,057	17,923	517	436	380	322
Participants’ contributions	—	—	699	660	—	—
Benefits paid	(13,887)	(20,682)	(939)	(1,166)	(368)	(388)
Actuarial losses (gains)	11,574	42,173	(981)	(5,414)	469	1,379
Amendments, settlements and curtailments	(18,845)	—	(2,401)	—	(2,215)	—
Projected benefit obligation at end of year	466,783	506,299	12,487	7,142	8,247	9,560
Change in plan assets
Fair value of plan assets at beginning of year	395,220	392,927	11,420	12,174	—	—
Actual return on plan assets	30,439	39,618	654	1,531	—	—
Benefits paid	(13,887)	(20,682)	(693)	(871)	—	—
Employer contributions	—	—	340	—	—	—
Plan participants’ contributions	—	—	619	660	—	—
Settlement accounting	(18,845)	—	—	—	—	—
Fair value of plan assets at end of year (a)	392,927	411,863	12,340	13,494	-(a)	-(a)
Claims payable from VEBA	—	—	(166)	(295)	—	—
Fair value of plan assets at end of year adjusted for claims payable	392,927	411,863	12,174	13,199	—	—
Unfunded (funded) status of the plans	$73,856	$94,436	$313	$(6,057)	$8,247	$9,560
Amounts recognized in the balance sheet
Current postretirement benefit liabilities(b)	$—	$—	$—	$—	$(452)	$(412)
Noncurrent postretirement benefit (liabilities) assets	—	—	(313)	6,057	(7,795)	(9,148)
Noncurrent pension liabilities	(73,856)	(94,436)	—	—	—	—
Accumulated other comprehensive income (pretax) related to:
Net actuarial losses (gains)	$67,684	$92,252	$(3,180)	$(9,376)	$(494)	$886
Prior service (credit) cost	(30,575)	(25,760)	(2,401)	(2,049)	(9)	—

(a)
As of December 31, 2016 and 2017, the Company had assets of $2.8 million and $2.6 million, respectively, related to the nonqualified defined benefit pension plans held within a rabbi trust. Therefore, they represent assets of the Company and are not offset against the projected benefit obligations. These assets are recorded in other long‑term assets in our combined balance sheets.

(b)	These current liabilities are recorded in other current liabilities in our combined balance sheets as of December 31, 2016 and 2017.

The qualified defined benefit pension plan was amended to provide an offer to terminated vested participants during the period from September 19, 2016 to October 28, 2016 to elect a lump sum payment. The lump sum of $18.8 million was paid on December 1, 2016 and the liability on the balance sheet was reduced accordingly. There were no amendments to the plan in 2017.

The unrecognized amounts recorded in accumulated other comprehensive (loss) income will subsequently be recognized as an expense consistent with our historical accounting policy for amortizing those amounts. Actuarial gains and losses incurred in future periods and not recognized as expense in those periods will be recognized as increases or decreases in other comprehensive (loss) income, net of tax. As they are subsequently recognized as a component of expense, the amounts recorded in other comprehensive (loss) income in prior periods are adjusted.

The following postretirement benefit plan amounts were included as adjustments to other comprehensive (loss) income, net of tax, during the years ended December 31, 2015, 2016, 2017 and three months ended March 31, 2017 and March 30, 2018. The amounts relate primarily to our qualified defined benefit plan. The amounts listed under “Realized but Not Recognized” reflect (a) actuarial losses or gains due to differences between actual experience and the actuarial assumptions, which occurred during 2015, 2016, and 2017, and were recognized as a component of other comprehensive (loss) income at the end of the year, and (b) prior service cost or credit due to plan amendments (amounts in thousands):

	Year Ended December 31,			Three Months Ended
	2015	2016	2017	March 31, 2017	March 30, 2018
Realized but not recognized				(Unaudited)
Actuarial losses and (gains)	$9,724	$2,813	$22,328	$—	$—
Prior Service cost/(Credit)	—	(2,401)	—	—	—
Recognition of previously deferred amounts
Actuarial gains and (losses)	(1,685)	(1,979)	(2,577)	(638)	(1,149)
Prior Service Credit	4,763	4,815	5,177	1,294	1,294

The Company expects $4.8 million of actuarial gains and losses related to the qualified and nonqualified defined benefit pension plans included in accumulated other comprehensive income at the end of 2017 to be recognized in net pension costs during 2018. The unrecognized actuarial gains and losses related to the retiree medical plan included in accumulated other comprehensive loss at the end of 2017 are expected to be recognized in the net pension costs during 2018. The actuarial gains and (losses) and prior service costs/(credit) from previously deferred amounts are recorded in the Gain on pension plan within the combined statements of operations.

Net Pension and Postretirement Benefit Costs

The net pension cost and the net postretirement benefit cost included the following components (in thousands):

	Year Ended December 31,			Three Months Ended
	2015	2016	2017	March 31, 2017	March 30, 2018
Qualified defined benefit pension plan				(Unaudited)
Service cost	$9,953	$115	$102	$25	$28
Interest cost	20,326	18,057	17,923	4,476	4,344
Expected return on plan assets	(29,425)	(25,011)	(24,836)	(6,208)	(6,513)
Amortization of net loss/(gain)	1,686	2,188	2,824	700	1,389
Amortization of prior service (credit)	(4,815)	(4,815)	(4,815)	(1,204)	(1,204)
Amendments, settlements and curtailments expense	—	2,733	—	—	—
Total net pension expense	$(2,275)	$(6,733)	$(8,802)	$(2,211)	$(1,956)
Retiree medical plan
Service cost	$226	$160	$139	$35	$13
Interest cost	656	517	436	109	57
Expected return on plan assets	(542)	(473)	(505)	(126)	(151)
Amortization of net (gain)/loss	—	(206)	(245)	(61)	(245)
Amortization of prior service cost	—	—	(351)	(88)	(88)
Total net pension expense (benefit)	$340	$(2)	$(526)	$(131)	$(414)
Nonqualified defined benefit pension plans
Service cost	$216	$—	$—	$—	$—
Interest cost	429	380	322	81	79
Settlement and curtailment expense	—	(92)	—	—	—
Amortization of net (gain)/loss	(1)	(4)	(2)	(1)	5
Amortization of prior service cost	52	—	(10)	(2)	(2)
Total net pension expense	$696	$284	$310	$78	$82

Service cost is reported as cost of revenue and the other components of total net pension expense are reported as Other, net in the Combined Statements of Operations.

Actuarial Assumptions

The actuarial assumptions used to determine the benefit obligations at December 31, 2016 and 2017 related to our postretirement benefit plans were as follows:

	As of December 31,
	2016	2017
Defined benefit pension plans
Discount rate	4.48%	3.81%
Retiree medical plan
Discount Rate	4.31%	3.69%

The rate of increase in future compensation levels is not applicable to the retiree medical plan. The actuarial assumptions used to determine the net expense related to our postretirement benefit plans in 2016 and 2017 were as follows:

	As of December 31,
	2016	2017
Defined benefit pension plans
Discount rate	4.67%	4.45%
Expected long‑term rate of return on assets(a)	6.5%	6.5%
Retiree medical plan
Discount rate	4.54%	4.31%
Expected long‑term rate of return on assets	6.5%	6.5%

(a)	The expected long‑term rate of return on assets does not apply to the nonqualified defined benefit pension plans as they are unfunded.

The long‑term rate of return assumption represents the expected average rate of earnings on the funds invested or to be invested to provide for the benefits included in the benefit obligations. That assumption is based on several factors including historical market index returns, the anticipated long‑term asset allocation of plan assets, the historical return data, plan expenses, and the potential to outperform market index returns. For the year ended December 31, 2016 and 2017, the Company used an expected long‑term rate of return assumption of 6.50% for its defined benefit pension and retiree medical plans. This expected rate of return reflects the asset allocation of the plans, and is based primarily on broad, publicly traded equity and fixed income indices and forward‑looking estimates of active portfolio and investment management.

The rate of increase in future compensation levels is not applicable to the retiree medical plan or defined pension plan. The medical trend assumption is not applicable as the Company provided retiree health benefits are capped over and under age 65. The defined benefit plan is capped at $25 per quarter benefit per participant.

Beginning in 2016, the Company adopted the full yield curve approach to determining the interest cost component of net periodic benefit expense. Historically, this component was determined by utilizing a single weighted‑average discount rate based on a yield curve used to measure the benefit obligation at the beginning of the period. In 2016, we elected to utilize a full yield curve approach by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between the projected cash flows to the corresponding spot rates along the yield curve. This change had no impact on pension and other postretirement benefit liabilities. In 2016 and 2017, the interest cost was reduced by $3.6 million and $2.6 million, respectively.

Plan Assets

The Company has the fiduciary responsibility for making investment decisions related to the assets of our postretirement benefit plans. The objectives for the assets of the defined benefit pension and retiree medical plans are (1) to minimize the net present value of expected funding contributions; (2) to ensure there is a high probability that each plan meets or exceeds our actuarial long‑term rate of return assumptions; and (3) to diversify assets to minimize the risk of large losses. The nature and duration of benefit obligations, along with assumptions concerning asset class returns and return correlations, are considered when determining an appropriate asset allocation to achieve the investment objectives.

Investment policies and strategies governing the assets of the plans are designed to achieve investment objectives within prudent risk parameters. Risk management practices include the use of external investment managers; the maintenance of a portfolio diversified by asset class, investment approach, and security holdings; and the maintenance of sufficient liquidity to meet benefit obligations as they come due.

Pursuant to the investment policies established, the following asset allocations have been established and will be utilized for the qualified defined benefit pension plan assets in future years:

	Target Allocation 2018	Actual Allocation 2017
Asset Class
Cash	2.5%	0.9%
Equity securities	30.0%	31.0%
Fixed income	22.5%	24.8%
Real estate	10.0%	11.9%
Other	35.0%	31.4%

Contributions and Expected Benefit Payments

We generally determine funding requirements for our defined benefit pension plans in a manner consistent with the Employee Retirement Income Security Act of 1974 (“ERISA”). During the years ended December 31, 2016 and 2017, no contributions were made to our qualified defined benefit pension plan and no contributions are expected to be required in 2018 for this plan.

The following benefit payments, which reflect expected future service and receipts, are expected to be paid in the next five years and thereafter. The payments for the retiree medical plan are shown net of estimated employee contributions for the respective years. Under the Medicare Prescription Drug, Improvement, and Modernization Act of 2003, the U.S. Government makes subsidy payments to eligible employers to offset the cost of prescription drug benefits provided to plan participants. No subsidy payments were received during the years ended December 31, 2016 and 2017 and no subsidy payments are expected to be received in the future (in thousands):

	Qualified Pension Benefits	Retiree Medical Payments	Nonqualified Pension Benefits
2018	$22,425	$395	$412
2019	22,651	414	429
2020	22,906	424	466
2021	23,202	425	505
2022	23,503	440	574
Years 2023 ‑ 2027	132,951	2,275	2,850

Fair Value Measurements

The rules related to accounting for postretirement benefit plans under U.S. GAAP require certain fair value disclosures related to postretirement benefit plan assets, even though those assets are not included on our combined balance sheets. The following table presents the fair value of the assets (in thousands) of our plans by asset category and their level within the fair value hierarchy, which has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets, Level 2 refers to fair values estimated using significant other observable inputs and Level 3 includes fair values estimated using significant unobservable inputs. Certain other investments are measured at fair value using their NAV per share and do not have readily determined values and are thus not subject to leveling in the fair value hierarchy. As of December 31, 2017 and 2016, there were no investments expected to be sold at a value materially different than NAV. The NAV is the total value of the fund divided by the number of shares outstanding (in thousands):

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Cash and cash equivalents	$12,043	$—	$—	$12,043
Equity funds	19,390	—	—	19,390
Fixed income	19	22,364	—	22,383
Real estate funds	—	—	47,102	47,102
Hedge funds	—	—	33,878	33,878
Total investments measured at fair value	$31,452	$22,364	$80,980	$134,796
Investments measured at NAV
Cash and cash equivalents				$1,544
Equity funds				111,225
Fixed income				41,607
Corporate funds				1,500
Hedge funds				117,346
Total investments measured at NAV				273,222
Total investments				$408,018

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Cash and cash equivalents	$4,562	$—	$—	$4,562
Equity funds	22,341	—	—	22,341
Fixed income	31	19,146	—	19,177
Real estate funds	—	—	48,756	48,756
Hedge funds	—	—	30,384	30,384
Total investments measured at fair value	$26,934	$19,146	$79,140	$125,220
Investments measured at NAV
Cash and cash equivalents				$1,540
Equity funds				128,147
Fixed income				53,311
Corporate funds				1,653
Hedge funds				118,058
Total investments measured at NAV				302,709
Total investments				$427,929

The following table illustrates our Level 3 reconciliation (in thousands):

2016 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Balance at January 1, 2016	Actual Return on Plan Assets	Purchases, Sales and Settlements Net	Balance at December 31, 2016
Real Estate Funds	$24,732	$2,370	$20,000	$47,102
Hedge Funds	23,194	882	9,802	33,878
	$47,926	$3,252	$29,802	$80,980

2017 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Balance at January 1, 2017	Actual Return on Plan Assets	Purchases, Sales, and Settlements Net	Balance at December 31, 2017
Real Estate Funds	$47,102	$2,106	$(452)	$48,756
Hedge Funds (a)	29,053	1,331	—	30,384
	$76,155	$3,437	$(452)	$79,140

(a)	In 2016, the Blackrock investement which was part of the Hedge Funds was fair valued using level 3 inputs. In 2017, this investment was liquidated and measured at NAV.

Valuation Techniques

Cash equivalents are mostly comprised of short‑term money‑market instruments and are valued at cost, which approximates fair value.

The equity funds, fixed income and corporate funds categorized as Level 1 are traded on active exchanges and are valued at their closing prices on the last trading day of the year.

The equity, fixed income and hedge funds categorized as Level 2 are hedge funds that have a concentration of investments in international equities.

The real estate and hedge funds categorized as Level 3 are valued using NAV and nominal methods based on valuation models that include significant unobservable inputs and cannot be corroborated using verifiable observable market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity. If a change in Level 3 inputs occur, the resulting amount might result in a significantly higher or lower fair value measurement. Valuations for hedge funds are valued by independent administrators. Depending on the nature of the assets, the general partners or independent administrators use both the income and market approaches in their models. The market approach consists of analyzing market transactions for comparable assets while the income approach uses earnings or the net present value of estimated future cash flows adjusted for liquidity and other risk factors. Investments in hedge funds have no discernible concentration in nature of risk.

Comprehensive (Loss) Income

Comprehensive (loss) income and its components are presented in the combined statements of comprehensive loss. Accumulated other comprehensive (loss) income consisted of the following as of December 31, 2016, 2017, and three months ended March 30, 2018 (in thousands):

	Year Ended December 31, 2016
	Before Tax Amount	Tax Expense	Net of Tax Amount
Pension and other postretirement benefit plans
Unrecognized losses (1)	$(31,025)	$(28,615)	$(59,640)
Available for sale securities:
Unrecognized gains (1)	919	(24)	895
	$(30,106)	$(28,639)	$(58,745)

	Year Ended December 31, 2017
	Before Tax Amount	Tax Expense	Net of Tax Amount
Pension and other postretirement benefit plans
Unrecognized losses (1)	$(55,953)	$(28,615)	$(84,568)
Available for sale securities:
Unrecognized gains (1)	1,509	(24)	1,485
	$(54,444)	$(28,639)	$(83,083)

	Three Months Ended March 30, 2018 (Unaudited)
	Before Tax Amount	Tax Expense	Net of Tax Amount
Pension and other postretirement benefit plans
Unrecognized losses (1)	$(56,098)	$(28,615)	$(84,713)
Available for sale securities:
Unrecognized gains (1)	1,219	(24)	1,195
	$(54,879)	$(28,639)	$(83,518)

(1)	Due to inter‑period allocation and the Company’s full valuation allowance, 2016, 2017 and March 30, 2018 tax expense amounts are presented in gross.